UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Aerospace & Defense – 4.0%
77,998	Honeywell International, Inc.	$ 4,341,369
163,138	Textron, Inc.	3,854,951
132,146	The Boeing Co.	9,198,683

		17,395,003

Beverages – 1.9%
51,837	Anheuser-Busch InBev NV ADR	3,509,365
48,947	Diageo PLC ADR	4,666,607

		8,175,972

Biotechnology* – 2.3%
80,452	Celgene Corp.	5,490,849
72,803	Vertex Pharmaceuticals, Inc.	4,371,092

		9,861,941

Building Products – 0.7%
247,645	Masco Corp.	3,137,662

Capital Markets – 2.1%
108,931	Ameriprise Financial, Inc.	5,219,973
307,197	Morgan Stanley	4,104,152

		9,324,125

Chemicals – 1.0%
39,348	Eastman Chemical Co.	1,832,043
60,459	LyondellBasell Industries NV Class A	2,385,712

		4,217,755

Commercial Banks – 4.4%
82,599	HSBC Holdings PLC ADR	3,262,661
304,633	SunTrust Banks, Inc.	6,982,188
294,994	U.S. Bancorp	9,177,263

		19,422,112

Communications Equipment – 1.7%
181,197	Juniper Networks, Inc.*	3,116,589
76,643	QUALCOMM, Inc.	4,392,410

		7,508,999

Computers & Peripherals* – 2.5%
5,879	Apple, Inc.	3,396,475
317,664	EMC Corp.	7,576,286

		10,972,761

Diversified Financial Services – 6.6%
1,249,433	Bank of America Corp.	9,183,332
150,072	Citigroup, Inc.	3,978,409
478,693	JPMorgan Chase & Co.	15,868,673

		29,030,414

Diversified Telecommunication Services – 3.9%
496,602	AT&T, Inc.	16,968,890

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 5.1%
227,263	American Electric Power Co., Inc.	$ 8,751,898
84,186	Northeast Utilities	3,031,538
196,125	PPL Corp.	5,367,941
181,203	Xcel Energy, Inc.	5,077,308

		22,228,685

Energy Equipment & Services – 2.0%
239,931	Halliburton Co.	7,212,326
43,115	Transocean Ltd.	1,760,385

		8,972,711

Food & Staples Retailing – 1.8%
180,022	CVS Caremark Corp.	8,090,189

Food Products – 2.6%
119,436	General Mills, Inc.	4,572,010
91,752	The J.M. Smucker Co.	7,024,533

		11,596,543

Health Care Equipment & Supplies* – 1.4%
469,885	Boston Scientific Corp.	2,697,140
55,142	Varian Medical Systems, Inc.	3,234,630

		5,931,770

Health Care Providers & Services – 2.5%
194,151	UnitedHealth Group, Inc.	10,827,801

Hotels, Restaurants & Leisure* – 0.9%
379,426	MGM Resorts International	4,109,183

Household Products – 1.0%
71,171	The Procter & Gamble Co.	4,433,242

Industrial Conglomerates – 4.9%
1,126,359	General Electric Co.	21,502,193

Insurance – 7.2%
83,282	Everest Re Group Ltd.	8,504,758
90,122	MetLife, Inc.	2,632,464
145,931	Prudential Financial, Inc.	6,778,495
194,807	The Hartford Financial Services Group, Inc.	3,276,654
167,399	The Travelers Cos., Inc.	10,460,763

		31,653,134

Life Sciences Tools & Services – 0.4%
32,088	Thermo Fisher Scientific, Inc.	1,619,802

Media – 3.5%
73,472	DISH Network Corp. Class A	2,060,155
84,688	Scripps Networks Interactive Class A	4,638,362
187,378	The Walt Disney Co.	8,565,048

		15,263,565

Multi-Utilities – 2.0%
202,040	PG&E Corp.	8,829,148

Multiline Retail – 1.3%
152,605	Macy’s, Inc.	5,806,620

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 8.9%
62,000	Chevron Corp.	$ 6,095,220
151,114	Devon Energy Corp.	8,994,306
219,035	Exxon Mobil Corp.	17,222,722
106,346	Newfield Exploration Co.*	3,186,126
43,930	Occidental Petroleum Corp.	3,482,331

		38,980,705

Pharmaceuticals – 8.8%
176,772	Johnson & Johnson	11,035,876
147,584	Merck & Co., Inc.	5,546,207
283,252	Mylan, Inc.*	6,138,071
622,940	Pfizer, Inc.	13,623,698
129,368	Warner Chilcott PLC Class A*	2,439,880

		38,783,732

Real Estate Investment Trusts – 2.3%
576,802	MFA Financial, Inc.	4,395,231
38,428	Simon Property Group, Inc.	5,668,899

		10,064,130

Semiconductors & Semiconductor Equipment – 2.2%
151,854	Altera Corp.	5,073,442
116,802	Lam Research Corp.*	4,356,715

		9,430,157

Software – 1.9%
155,072	Adobe Systems, Inc.*	4,814,985
122,609	Microsoft Corp.	3,578,957

		8,393,942

Specialty Retail – 4.0%
359,618	Lowe’s Cos., Inc.	9,608,993
68,814	The Home Depot, Inc.	3,395,283
126,357	Williams-Sonoma, Inc.	4,411,123

		17,415,399

Thrifts & Mortgage Finance – 0.4%
158,337	New York Community Bancorp, Inc.	1,955,462

Tobacco – 2.1%
110,592	Philip Morris International, Inc.	9,346,130

Wireless Telecommunication Services* – 0.9%
1,493,833	Sprint Nextel Corp.	3,839,151

TOTAL COMMON STOCKS		$435,089,028

Shares	Interest Rate	Maturity Date	Value
Convertible Preferred Stock(a) – 0.6%
Electric Utilities – 0.6%
PPL Corp.
47,256	8.750%	05/01/14	$ 2,476,215

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.4%
Repurchase Agreement – 0.4%
Joint Repurchase Agreement Account II
$ 1,900,000	0.211%	06/01/12	$ 1,900,000

TOTAL INVESTMENTS – 100.2%			$439,465,243

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,005,411)

NET ASSETS – 100.0%			$438,459,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$443,680,856
Gross unrealized gain	27,086,521
Gross unrealized loss	(31,302,134)
Net unrealized security loss	$ (4,215,613)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 3.8%
286,849	Honeywell International, Inc.	$ 15,966,015
676,978	Textron, Inc.	15,996,990
407,449	The Boeing Co.	28,362,525

		60,325,530

Beverages – 1.8%
188,062	Anheuser-Busch InBev NV ADR	12,731,797
175,476	Diageo PLC ADR	16,729,882

		29,461,679

Biotechnology* – 2.3%
293,339	Celgene Corp.	20,020,387
264,519	Vertex Pharmaceuticals, Inc.	15,881,721

		35,902,108

Building Products – 0.7%
899,434	Masco Corp.	11,395,829

Capital Markets – 2.4%
486,770	Ameriprise Financial, Inc.	23,326,018
1,118,100	Morgan Stanley	14,937,816

		38,263,834

Chemicals – 1.0%
143,020	Eastman Chemical Co.	6,659,011
226,954	LyondellBasell Industries NV Class A	8,955,605

		15,614,616

Commercial Banks – 4.2%
1,478,926	SunTrust Banks, Inc.	33,896,984
1,048,490	U.S. Bancorp	32,618,524

		66,515,508

Communications Equipment – 1.6%
566,106	Juniper Networks, Inc.*	9,737,023
278,363	QUALCOMM, Inc.	15,952,984

		25,690,007

Computers & Peripherals* – 2.5%
21,360	Apple, Inc.	12,340,313
1,152,353	EMC Corp.	27,483,619

		39,823,932

Consumer Finance – 1.0%
1,105,872	SLM Corp.	15,449,032

Diversified Financial Services – 6.6%
4,533,823	Bank of America Corp.	33,323,599
605,077	Citigroup, Inc.	16,040,591
1,677,839	JPMorgan Chase & Co.	55,620,363

		104,984,553

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 3.9%
1,802,948	AT&T, Inc.	$ 61,606,733

Electric Utilities – 5.3%
507,005	American Electric Power Co., Inc.	19,524,763
306,732	Northeast Utilities	11,045,419
976,939	PPL Corp.	26,738,821
962,370	Xcel Energy, Inc.	26,965,607

		84,274,610

Energy Equipment & Services – 2.1%
890,010	Halliburton Co.	26,753,701
163,497	Transocean Ltd.	6,675,582

		33,429,283

Food & Staples Retailing – 1.9%
657,228	CVS Caremark Corp.	29,535,826

Food Products – 2.7%
448,242	General Mills, Inc.	17,158,704
333,470	The J.M. Smucker Co.	25,530,463

		42,689,167

Health Care Equipment & Supplies* – 1.4%
1,744,870	Boston Scientific Corp.	10,015,554
201,159	Varian Medical Systems, Inc.	11,799,987

		21,815,541

Health Care Providers & Services – 2.4%
699,802	UnitedHealth Group, Inc.	39,027,958

Hotels, Restaurants & Leisure* – 1.0%
1,485,981	MGM Resorts International	16,093,174

Household Products – 1.0%
258,258	The Procter & Gamble Co.	16,086,891

Industrial Conglomerates – 5.0%
4,209,501	General Electric Co.	80,359,374

Insurance – 7.1%
250,750	Everest Re Group Ltd.	25,606,590
491,632	MetLife, Inc.	14,360,571
683,442	Prudential Financial, Inc.	31,745,881
660,111	The Hartford Financial Services Group, Inc.	11,103,067
491,464	The Travelers Cos., Inc.	30,711,585

		113,527,694

Life Sciences Tools & Services – 0.3%
92,957	Thermo Fisher Scientific, Inc.	4,692,469

Media – 2.5%
268,786	CBS Corp. Class B	8,579,649
700,125	The Walt Disney Co.	32,002,714

		40,582,363

Multi-Utilities – 1.6%
592,962	PG&E Corp.	25,912,439

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – 1.3%
556,412	Macy’s, Inc.	$ 21,171,477

Oil, Gas & Consumable Fuels – 8.5%
186,970	Chevron Corp.	18,381,021
568,817	Devon Energy Corp.	33,855,988
710,001	Exxon Mobil Corp.	55,827,379
489,360	Newfield Exploration Co.*	14,661,225
161,717	Occidental Petroleum Corp.	12,819,306

		135,544,919

Pharmaceuticals – 9.1%
675,977	Johnson & Johnson	42,201,244
538,895	Merck & Co., Inc.	20,251,674
1,024,706	Mylan, Inc.*	22,205,379
2,353,720	Pfizer, Inc.	51,475,856
471,031	Warner Chilcott PLC Class A*	8,883,645

		145,017,798

Real Estate Investment Trusts – 1.2%
132,255	Simon Property Group, Inc.	19,510,258

Semiconductors & Semiconductor Equipment – 2.6%
741,955	Altera Corp.	24,788,716
465,569	Lam Research Corp.*	17,365,724

		42,154,440

Software – 2.5%
562,592	Adobe Systems, Inc.*	17,468,482
748,870	Microsoft Corp.	21,859,515

		39,327,997

Specialty Retail – 4.2%
1,304,459	Lowe's Cos., Inc.	34,855,145
249,612	The Home Depot, Inc.	12,315,856
582,764	Williams-Sonoma, Inc.	20,344,291

		67,515,292

Tobacco – 2.1%
398,546	Philip Morris International, Inc.	33,681,122

Wireless Telecommunication Services* – 0.9%
5,738,326	Sprint Nextel Corp.	14,747,498

TOTAL COMMON STOCKS		$1,571,730,951

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$ 14,300,000	0.211%	06/01/12	$ 14,300,000

TOTAL INVESTMENTS – 99.4%			$1,586,030,951

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			9,215,957

NET ASSETS – 100.0%			$1,595,246,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,569,267,118
Gross unrealized gain	131,739,592
Gross unrealized loss	(114,975,759)
Net unrealized security gain	$16,763,833

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Aerospace & Defense – 2.6%
1,323,931	BE Aerospace, Inc.*	$ 57,352,691
2,677,908	Spirit AeroSystems Holdings, Inc. Class A*	61,779,338
3,297,658	Textron, Inc.	77,923,658

		197,055,687

Auto Components – 1.5%
1,463,720	Lear Corp.	58,329,242
1,321,882	TRW Automotive Holdings Corp.*	50,984,989

		109,314,231

Beverages – 1.8%
2,709,777	Coca-Cola Enterprises, Inc.	74,139,499
3,085,534	Constellation Brands, Inc. Class A*	59,519,951

		133,659,450

Building Products – 1.0%
1,789,124	Lennox International, Inc.	76,735,528

Capital Markets – 3.1%
2,026,355	Ameriprise Financial, Inc.	97,102,931
4,942,476	Invesco Ltd.	107,498,853
1,192,380	Lazard Ltd. Class A	27,496,283

		232,098,067

Chemicals – 2.5%
1,815,185	Albemarle Corp.	110,181,730
1,196,048	Cytec Industries, Inc.	72,313,062

		182,494,792

Commercial Banks – 3.3%
1,465,538	First Republic Bank*	46,017,893
1,239,412	M&T Bank Corp.	100,788,984
4,465,212	SunTrust Banks, Inc.	102,342,659

		249,149,536

Commercial Services & Supplies – 0.6%
1,819,567	Republic Services, Inc.	47,963,786

Communications Equipment* – 1.1%
2,342,022	Juniper Networks, Inc.	40,282,778
3,736,635	Polycom, Inc.	42,747,105

		83,029,883

Computers & Peripherals* – 0.6%
1,438,676	NetApp, Inc.	42,814,998

Consumer Finance – 3.0%
3,577,775	Discover Financial Services	118,460,130
7,645,822	SLM Corp.	106,812,134

		225,272,264

Containers & Packaging – 1.2%
1,258,519	Ball Corp.	50,303,005

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – (continued)
1,169,190	Crown Holdings, Inc.*	$ 39,857,687

		90,160,692

Diversified Financial Services* – 1.2%
3,933,808	The NASDAQ OMX Group, Inc.	86,071,719

Electric Utilities – 9.0%
1,970,275	Edison International	88,583,564
1,359,861	Great Plains Energy, Inc.	27,088,431
1,631,791	Northeast Utilities	58,760,794
4,511,395	NV Energy, Inc.	78,047,134
354,299	OGE Energy Corp.	18,862,879
1,801,721	Pinnacle West Capital Corp.	88,968,983
4,917,087	PPL Corp.	134,580,671
6,252,655	Xcel Energy, Inc.	175,199,393

		670,091,849

Electrical Equipment – 1.2%
1,182,756	Rockwell Automation, Inc.	85,761,638

Electronic Equipment, Instruments & Components – 0.7%
962,101	Amphenol Corp. Class A	51,174,152

Energy Equipment & Services* – 1.0%
564,593	Cameron International Corp.	25,796,254
5,076,191	Key Energy Services, Inc.	50,305,053

		76,101,307

Food Products – 3.3%
246,847	Bunge Ltd.	14,687,396
1,037,668	Corn Products International, Inc.	53,014,458
715,670	Sara Lee Corp.	14,957,503
2,080,573	The J.M. Smucker Co.	159,288,669

		241,948,026

Gas Utilities – 0.6%
1,274,591	Questar Corp.	25,581,041
697,167	UGI Corp.	19,994,750

		45,575,791

Health Care Equipment & Supplies* – 2.2%
16,917,517	Boston Scientific Corp.	97,106,548
4,120,108	Hologic, Inc.	69,053,010

		166,159,558

Health Care Providers & Services – 1.4%
2,573,142	Aetna, Inc.	105,215,776

Hotels, Restaurants & Leisure – 1.4%
6,426,261	MGM Resorts International*	69,596,407
666,757	Starwood Hotels & Resorts Worldwide, Inc.	35,238,107

		104,834,514

Household Durables* – 1.0%
58,793	NVR, Inc.	47,316,606
599,036	Tempur-Pedic International, Inc.	27,681,454

		74,998,060

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – 0.4%
561,877	Church & Dwight Co., Inc.	$ 29,914,331

Independent Power Producers & Energy Traders* – 0.8%
1,479,130	Calpine Corp.	24,849,384
8,195,532	GenOn Energy, Inc.	14,096,315
1,827,448	The AES Corp.	22,093,846

		61,039,545

Insurance – 9.6%
1,356,343	Everest Re Group Ltd.	138,509,747
1,131,104	Lincoln National Corp.	23,379,920
1,258,087	Marsh & McLennan Cos., Inc.	40,233,622
1,006,148	PartnerRe Ltd.	71,305,709
5,092,211	Principal Financial Group, Inc.	125,064,702
2,809,113	The Hartford Financial Services Group, Inc.	47,249,281
2,702,355	W.R. Berkley Corp.	103,554,244
2,187,976	Willis Group Holdings PLC	77,169,913
4,249,997	XL Group PLC	86,784,939

		713,252,077

Internet & Catalog Retail* – 1.4%
6,088,423	Liberty Interactive Corp. Class A	102,041,969

IT Services – 1.5%
2,163,318	Fidelity National Information Services, Inc.	70,913,564
1,251,473	Paychex, Inc.	37,506,646

		108,420,210

Life Sciences Tools & Services* – 1.3%
2,283,014	Life Technologies Corp.	93,398,103

Machinery – 3.5%
1,457,414	Dover Corp.	82,431,336
1,594,192	Eaton Corp.	68,008,231
931,993	Gardner Denver, Inc.	50,402,181
1,488,644	Pentair, Inc.	60,677,129

		261,518,877

Media – 1.4%
1,837,813	Scripps Networks Interactive Class A	100,657,018

Metals & Mining – 0.8%
1,243,401	Reliance Steel & Aluminum Co.	58,700,961

Multi-Utilities – 3.7%
1,462,562	CMS Energy Corp.	34,077,695
2,494,571	SCANA Corp.	117,120,108
1,865,316	Sempra Energy	121,264,193

		272,461,996

Multiline Retail – 1.7%
3,376,910	Macy’s, Inc.	128,491,425

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.0%
2,143,863	Cabot Oil & Gas Corp.	$ 69,761,302
1,589,333	Energen Corp.	70,169,052
793,532	EQT Corp.	36,804,014
841,650	Pioneer Natural Resources Co.	81,387,555
635,285	Range Resources Corp.	36,490,771

		294,612,694

Pharmaceuticals* – 2.3%
3,219,799	Mylan, Inc.	69,773,044
5,232,581	Warner Chilcott PLC Class A	98,686,478

		168,459,522

Real Estate Investment Trusts – 9.7%
1,353,091	Alexandria Real Estate Equities, Inc.	92,632,610
789,959	AvalonBay Communities, Inc.	110,396,770
844,773	Camden Property Trust	55,003,170
2,303,002	Douglas Emmett, Inc.	49,284,243
7,214,138	Host Hotels & Resorts, Inc.	110,087,746
4,272,028	Kimco Realty Corp.	76,682,902
2,543,188	Liberty Property Trust	88,172,328
9,532,974	MFA Financial, Inc.	72,641,262
2,192,622	Tanger Factory Outlet Centers, Inc.	67,993,208

		722,894,239

Semiconductors & Semiconductor Equipment – 3.1%
2,916,896	Altera Corp.	97,453,496
1,794,001	Cavium, Inc.*	43,432,764
1,718,117	Lam Research Corp.*	64,085,764
906,650	Maxim Integrated Products, Inc.	22,811,314

		227,783,338

Software* – 1.8%
1,179,443	Adobe Systems, Inc.	36,621,705
3,090,097	Parametric Technology Corp.	62,419,960
1,410,136	QLIK Technologies, Inc.	32,052,391

		131,094,056

Specialty Retail – 2.7%
108,548	AutoZone, Inc.*	41,276,463
980,820	PetSmart, Inc.	63,204,041
856,101	Ross Stores, Inc.	54,131,266
1,437,757	Urban Outfitters, Inc.*	40,214,063

		198,825,833

Textiles, Apparel & Luxury Goods – 1.0%
916,583	PVH Corp.	74,243,223

Tobacco – 0.7%
447,840	Lorillard, Inc.	55,353,024

Wireless Telecommunication Services* – 0.6%
18,335,379	Sprint Nextel Corp.	47,121,924

TOTAL COMMON STOCKS		$7,227,965,669

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 1.7%
1,822,294	iShares Russell MidCap Value Index Fund	$ 81,839,223
263,200	SPDR S&P MidCap 400 Trust Fund	44,367,624

TOTAL EXCHANGE TRADED FUNDS		$ 126,206,847

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$ 98,200,000	0.211%	06/01/12	$ 98,200,000

TOTAL INVESTMENTS – 100.3%			$7,452,372,516

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(21,097,314)

NET ASSETS – 100.0%			$7,431,275,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,962,327,015
Gross unrealized gain	833,472,536
Gross unrealized loss	(343,427,035)
Net unrealized security gain	$490,045,501

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Aerospace & Defense – 0.8%
485,228	AAR Corp.	$ 5,846,997
266,065	Triumph Group, Inc.	15,921,330

		21,768,327

Air Freight & Logistics – 0.6%
518,338	Forward Air Corp.	16,446,865

Airlines* – 0.4%
1,943,834	JetBlue Airways Corp.	10,166,252

Auto Components – 0.6%
462,517	Dana Holding Corp.	6,160,726
444,803	Tenneco, Inc.*	12,076,402

		18,237,128

Beverages* – 0.2%
64,651	The Boston Beer Co., Inc. Class A	6,778,657

Building Products – 1.1%
427,591	A.O. Smith Corp.	19,737,601
287,976	Universal Forest Products, Inc.	10,842,296

		30,579,897

Capital Markets – 2.4%
501,902	BGC Partners, Inc. Class A	2,991,336
122,785	Cohen & Steers, Inc.	3,972,095
299,471	Golub Capital BDC, Inc.	4,363,292
428,832	KBW, Inc.	6,951,367
764,630	Knight Capital Group, Inc. Class A*	9,611,399
269,242	Manning & Napier, Inc.	3,739,771
713,069	PennantPark Investment Corp.	6,952,423
115,384	Piper Jaffray Cos., Inc.*	2,528,063
266,087	Solar Capital Ltd.	5,792,714
202,568	Solar Senior Capital Ltd.	3,370,732
517,267	Stifel Financial Corp.*	16,443,918

		66,717,110

Chemicals – 3.4%
743,674	H.B. Fuller Co.	22,607,690
237,788	Minerals Technologies, Inc.	15,044,847
1,631,415	PolyOne Corp.	21,583,620
61,042	Tronox, Inc.*	9,888,804
288,919	W.R. Grace & Co*	15,168,247
200,965	Westlake Chemical Corp.	10,950,583

		95,243,791

Commercial Banks – 12.6%
937,103	BancorpSouth, Inc.	12,641,520
730,178	Bank of the Ozarks, Inc.	21,204,369
772,279	Boston Private Financial Holdings, Inc.	6,965,957
219,304	Bridge Capital Holdings*	3,364,123
563,691	CoBiz, Inc.	3,427,241

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
547,824	Columbia Banking System, Inc.	$ 9,926,571
576,258	Community Bank System, Inc.	15,334,225
1,030,257	F.N.B. Corp.	10,941,329
452,743	First Financial Bankshares, Inc.	14,514,941
1,078,136	First Midwest Bancorp, Inc.	10,878,392
995,292	Glacier Bancorp, Inc.	14,282,440
613,189	Hancock Holding Co.	18,696,133
272,542	Heritage Financial Corp.	3,774,707
294,290	Home Bancshares, Inc.	8,278,378
113,454	IBERIABANK Corp.	5,501,384
218,822	Independent Bank Corp.	5,914,759
233,912	Lakeland Financial Corp.	6,009,199
822,474	MB Financial, Inc.	16,704,447
539,721	Pinnacle Financial Partners, Inc.*	9,207,640
984,659	PrivateBancorp, Inc.	14,504,027
485,892	Prosperity Bancshares, Inc.	20,757,306
255,674	Sandy Spring Bancorp, Inc.	4,548,440
307,093	SCBT Financial Corp.	10,407,382
133,878	Sierra Bancorp	1,203,563
495,747	Signature Bank*	30,443,823
163,437	Simmons First National Corp. Class A	3,886,532
195,219	Southcoast Financial Corp.*	449,004
272,481	Sterling Financial Corp.*	4,882,860
148,441	Summit State Bank	901,037
599,258	Texas Capital Bancshares, Inc.*	23,239,225
144,241	The First of Long Island Corp.	3,888,737
311,868	TriCo Bancshares	4,787,174
445,187	UMB Financial Corp.	21,711,770
688,415	Webster Financial Corp.	13,954,172

		357,132,807

Commercial Services & Supplies – 0.8%
476,526	G&K Services, Inc. Class A	13,905,029
297,277	Waste Connections, Inc.	9,200,723

		23,105,752

Communications Equipment – 1.0%
418,409	ADTRAN, Inc.	12,230,095
599,099	Digi International, Inc.*	5,415,855
316,438	Plantronics, Inc.	9,521,619

		27,167,569

Computers & Peripherals* – 0.5%
923,235	Electronics for Imaging, Inc.	13,608,484

Construction & Engineering – 0.8%
1,414,428	Comfort Systems USA, Inc.	12,843,006
146,758	Michael Baker Corp.*	3,382,772
475,508	MYR Group, Inc.*	7,232,477

		23,458,255

Consumer Finance* – 0.3%
89,986	EZCORP, Inc. Class A	2,123,670
196,463	First Cash Financial Services, Inc.	7,359,504

		9,483,174

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 0.4%
356,237	MarketAxess Holdings, Inc.	$ 11,502,893

Diversified Telecommunication Services* – 0.5%
1,746,354	Premiere Global Services, Inc.	14,599,519

Electric Utilities – 4.1%
200,142	ALLETE, Inc.	7,815,545
627,979	Cleco Corp.	25,646,662
1,652,063	El Paso Electric Co.	50,701,814
638,366	IDACORP, Inc.	25,081,400
165,937	UNS Energy Corp.	6,220,978

		115,466,399

Electrical Equipment – 2.0%
177,701	Acuity Brands, Inc.	9,684,705
242,860	AZZ, Inc.	13,024,582
511,370	Belden, Inc.	15,980,312
160,813	Regal-Beloit Corp.	9,695,416
416,959	Thermon Group Holdings, Inc.*	8,468,437

		56,853,452

Electronic Equipment, Instruments & Components – 2.7%
279,846	Anixter International, Inc.	16,093,943
849,356	Checkpoint Systems, Inc.*	6,633,470
231,575	Littelfuse, Inc.	13,324,826
88,591	MTS Systems Corp.	3,424,928
1,014,112	Newport Corp.*	12,057,792
431,691	ScanSource, Inc.*	12,937,779
371,548	SYNNEX Corp.*	12,391,126

		76,863,864

Energy Equipment & Services* – 1.4%
316,729	Forum Energy Technologies, Inc.	6,803,339
1,695,503	Key Energy Services, Inc.	16,802,435
2,699,226	Newpark Resources, Inc.	15,628,518

		39,234,292

Food & Staples Retailing – 0.4%
146,245	Casey’s General Stores, Inc.	8,281,854
152,340	Susser Holdings Corp.*	4,455,945

		12,737,799

Food Products* – 1.6%
448,907	Darling International, Inc.	6,289,187
412,944	The Hain Celestial Group, Inc.	22,914,263
262,718	TreeHouse Foods, Inc.	14,977,553

		44,181,003

Gas Utilities – 2.2%
1,458,737	Southwest Gas Corp.	61,237,779

Health Care Equipment & Supplies – 1.0%
366,050	Orthofix International NV*	13,873,295

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
297,934	West Pharmaceutical Services, Inc.	$ 14,241,245

		28,114,540

Health Care Providers & Services – 3.2%
372,608	Acadia Healthcare Co., Inc.*	6,669,683
34,988	AMERIGROUP Corp.*	2,183,251
1,525,586	Healthsouth Corp.*	29,199,716
868,272	Lincare Holdings, Inc.	19,909,477
76,755	Magellan Health Services, Inc.*	3,236,758
603,804	PSS World Medical, Inc.*	12,214,955
789,051	Team Health Holdings, Inc.*	17,943,020

		91,356,860

Hotels, Restaurants & Leisure – 1.2%
57,625	DineEquity, Inc.*	2,766,000
42,517	Gaylord Entertainment Co.*	1,613,520
401,530	Six Flags Entertainment Corp.	18,321,814
290,878	Vail Resorts, Inc.	12,644,467

		35,345,801

Household Durables – 1.2%
354,231	Harman International Industries, Inc.	13,892,940
388,962	Meritage Homes Corp.*	11,672,749
189,481	Tempur-Pedic International, Inc.*	8,755,917

		34,321,606

Industrial Conglomerates – 1.2%
547,550	Carlisle Cos., Inc.	28,461,649
95,402	Raven Industries, Inc.	6,355,681

		34,817,330

Insurance – 5.0%
735,449	Alterra Capital Holdings Ltd.	16,334,322
2,230,167	American Equity Investment Life Holding Co.	23,595,167
281,872	Aspen Insurance Holdings Ltd.	7,965,703
180,128	Donegal Group, Inc. Class A	2,678,503
86,280	Enstar Group Ltd.*	7,861,834
2,695,979	Meadowbrook Insurance Group, Inc.(a)	23,967,253
336,392	ProAssurance Corp.	29,649,591
225,844	RLI Corp.	15,050,244
782,224	Tower Group, Inc.	15,355,057

		142,457,674

Internet & Catalog Retail – 0.7%
482,494	HSN, Inc.	18,769,017

IT Services* – 0.6%
1,183,524	Convergys Corp.	16,510,160

Leisure Equipment & Products – 0.7%
204,574	Arctic Cat, Inc.*	7,397,396

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products – (continued)
148,776	Polaris Industries, Inc.	$ 11,302,513

		18,699,909

Life Sciences Tools & Services – 0.9%
1,040,492	ICON PLC ADR*	22,339,363
78,984	PerkinElmer, Inc.	2,100,975

		24,440,338

Machinery – 3.3%
326,559	Actuant Corp. Class A	8,546,049
498,069	Altra Holdings, Inc.*	8,352,617
1,405,358	Edwards Group Ltd. ADR*	10,624,506
292,850	Graco, Inc.	14,106,585
409,284	RBC Bearings, Inc.*	18,990,778
389,307	Robbins & Myers, Inc.	17,748,506
209,570	Tennant Co.	8,843,854
265,050	Twin Disc, Inc.	5,051,853

		92,264,748

Metals & Mining – 1.9%
454,341	Commercial Metals Co.	5,306,703
494,587	Kaiser Aluminum Corp.	23,735,230
792,184	Metals USA Holdings Corp.*	11,502,512
389,910	Olympic Steel, Inc.	6,464,708
155,998	Schnitzer Steel Industries, Inc. Class A	4,068,428
275,754	Stillwater Mining Co.*	2,341,151

		53,418,732

Multi-Utilities – 0.4%
132,226	Black Hills Corp.	4,255,033
217,637	NorthWestern Corp.	7,728,290

		11,983,323

Multiline Retail* – 0.3%
226,437	Big Lots, Inc.	8,321,560

Oil, Gas & Consumable Fuels – 2.1%
815,097	Approach Resources, Inc.*	22,847,169
2,424,982	Magnum Hunter Resources Corp.*	9,772,677
430,650	Matador Resources Co.*	4,328,033
369,252	Petroleum Development Corp.*	9,172,220
391,679	World Fuel Services Corp.	14,687,962

		60,808,061

Personal Products* – 0.4%
323,232	Elizabeth Arden, Inc.	11,138,575

Pharmaceuticals – 0.2%
129,369	Medicis Pharmaceutical Corp. Class A	4,670,221

Professional Services* – 0.4%
602,593	On Assignment, Inc.	10,039,199

Real Estate Investment Trusts – 14.2%
674,548	Acadia Realty Trust	15,089,639
849,155	American Campus Communities, Inc.	37,277,905
1,310,713	BioMed Realty Trust, Inc.	23,658,370

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
849,703	CBL & Associates Properties, Inc.	$ 14,835,814
894,375	Coresite Realty Corp.	21,330,844
716,870	CreXus Investment Corp.	7,025,326
1,153,456	CubeSmart	13,045,587
1,832,208	CYS Investments, Inc.	25,064,605
1,123,423	DiamondRock Hospitality Co.	11,166,825
568,792	DuPont Fabros Technology, Inc.	14,498,508
602,452	Entertainment Properties Trust	24,863,194
1,046,152	Hudson Pacific Properties, Inc.	16,759,355
570,099	LaSalle Hotel Properties	15,723,330
446,032	LTC Properties, Inc.	14,393,453
3,637,611	MFA Financial, Inc.	27,718,596
228,282	Mid-America Apartment Communities, Inc.	15,383,924
797,656	National Retail Properties, Inc.	21,129,907
384,892	OMEGA Healthcare Investors, Inc.	8,125,070
721,164	Pebblebrook Hotel Trust	15,829,550
413,661	PS Business Parks, Inc.	27,256,123
1,028,185	Retail Opportunity Investments Corp.	12,358,784
1,789,094	Two Harbors Investment Corp.	18,499,232

		401,033,941

Real Estate Management & Development – 0.1%
245,890	Kennedy-Wilson Holdings, Inc.	3,206,406

Road & Rail – 0.5%
1,068,911	Heartland Express, Inc.	15,221,293

Semiconductors & Semiconductor Equipment – 3.2%
450,434	Cabot Microelectronics Corp.	14,116,602
1,204,316	Fairchild Semiconductor International, Inc.*	15,909,014
958,697	Intersil Corp. Class A	10,114,253
629,029	Micrel, Inc.	6,158,194
649,408	MKS Instruments, Inc.	16,982,019
942,123	Semtech Corp.*	22,695,743
122,889	Standard Microsystems Corp.*	4,502,653

		90,478,478

Software* – 2.7%
999,108	Mentor Graphics Corp.	14,087,423
614,022	Monotype Imaging Holdings, Inc.	8,412,101
596,971	NetScout Systems, Inc.	11,969,269
923,371	Parametric Technology Corp.	18,652,094
943,580	SS&C Technologies Holdings, Inc.	22,249,616

		75,370,503

Specialty Retail – 4.5%
471,775	Aeropostale, Inc.*	8,727,838
286,599	Asbury Automotive Group, Inc.*	7,660,791

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
78,421	Cabela’s, Inc.*	$ 2,771,398
834,534	Express, Inc.*	15,438,879
309,353	Francesca’s Holdings Corp.*	7,257,421
161,026	Genesco, Inc.*	10,708,229
425,474	GNC Acquisition Holdings, Inc. Class A	16,393,513
268,187	Jos. A. Bank Clothiers, Inc.*	11,896,775
402,373	Mattress Firm Holding Corp.*	13,773,228
378,804	Monro Muffler Brake, Inc.	12,799,787
533,624	Select Comfort Corp.*	14,599,953
130,100	Vitamin Shoppe, Inc.*	6,442,552

		128,470,364

Textiles, Apparel & Luxury Goods* – 1.4%
156,164	Deckers Outdoor Corp.	8,693,650
19,368	Fossil, Inc.	1,416,963
429,463	Steven Madden Ltd.	17,410,430
293,478	The Warnaco Group, Inc.	13,062,706

		40,583,749

Thrifts & Mortgage Finance – 2.3%
948,625	Brookline Bancorp, Inc.	8,338,414
406,733	Dime Community Bancshares	5,311,933
652,191	Flushing Financial Corp.	8,413,264
794,611	Northwest Bancshares, Inc.	9,114,188
1,370,378	Ocwen Financial Corp.*	21,967,159
598,781	Provident Financial Services, Inc.	8,352,995
127,958	WSFS Financial Corp.	4,757,478

		66,255,431

Trading Companies & Distributors – 2.9%
329,996	Applied Industrial Technologies, Inc.	12,444,149
403,151	Beacon Roofing Supply, Inc.*	10,018,302
185,648	H&E Equipment Services, Inc.*	2,946,234
690,199	Kaman Corp.	20,188,321
415,791	United Rentals, Inc.*	14,365,579
300,762	Watsco, Inc.	22,139,091

		82,101,676

TOTAL COMMON STOCKS		$ 2,752,770,563

Exchange Traded Fund – 1.1%
474,670	iShares Russell 2000 Value Index Fund	$ 32,035,478

Units	Description	Expiration Date	Value
Warrant* – 0.0%
112,819	Magnum Hunter Resources Corp.	10/14/13	$ —

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$ 53,500,000	0.211%	06/01/12	$ 53,500,000

TOTAL INVESTMENTS – 100.3%			$2,838,306,041

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(8,065,725)

NET ASSETS – 100.0%			$2,830,240,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,511,036,077
Gross unrealized gain	462,925,531
Gross unrealized loss	(135,655,567)
Net unrealized security gain	$327,269,964

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.

Debt securities for which market quotations are readily available are valued on the basis of quotations supplied by dealers or furnished by an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.

If quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of May 31, 2012:

GROWTH AND INCOME Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$435,089,028	$2,476,215	$—
Short-term Investments	—	1,900,000	—
Total	$435,089,028	$4,376,215	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,571,730,951	$—	$—
Short-term Investments	—	14,300,000	—
Total	$1,571,730,951	$14,300,000	$—
MID CAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$7,354,172,516	$—	$—
Short-term Investments	—	98,200,000	—
Total	$7,354,172,516	$98,200,000	$—
SMALL CAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$2,784,806,041	$—	$—
Short-term Investments	—	53,500,000	—
Total	$2,784,806,041	$53,500,000	$—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$1,900,000	$1,900,011	$1,940,766
Large Cap Value	14,300,000	14,300,084	14,606,819
Mid Cap Value	98,200,000	98,200,576	100,306,965
Small Cap Value	53,500,000	53,500,314	54,647,888

REPURCHASE AGREEMENTS — At May 31, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value
BNP Paribas Securities Co.	0.210%	$ 691,446	$5,204,037	$35,736,814	$19,469,649
Credit Suisse Securities LLC	0.180	78,364	589,791	4,050,172	2,206,560
Deutsche Bank Securities, Inc.	0.220	346,552	2,608,263	17,911,291	9,758,188
JPMorgan Securities LLC	0.210	276,578	2,081,615	14,294,726	7,787,860
Wells Fargo Securities LLC	0.210	507,060	3,816,294	26,206,997	14,277,743
TOTAL		$1,900,000	$14,300,000	$98,200,000	$53,500,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At May 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 4.500%	02/01/20 to 05/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 06/01/42
Government National Mortgage Association	3.500 to 5.500	10/15/40 to 04/15/42
U.S. Treasury Notes	0.625 to 3.875	12/31/12 to 05/15/18
U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/18 to 11/15/21

The Funds’ risks include, but are not limited to, the following:

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 27, 2012

*	Print the name and title of each signing officer under his or her signature.